UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh               NEW YORK, NY              11/13/06
       ------------------------   ------------------------------   ---------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $384,030
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                  Name


NONE

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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
----------------------------  --------------   --------  --------  ---------- --- ----  ----------  -------- --------------------
                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
---------------------------   --------------   --------- -------   ---------  --- ----  ----------  --------  --------  ------ ----
ACCENTIA BIOPHARMACEUTICALS   COM              00430L103    233       90,395  SH            SOLE                 90,395    0    0

AMERICAN FINL RLTY TR         NOTE 4.375% 7/1  02607PAB3    467      500,000  SH            SOLE                500,000    0    0

APEX SILVER MINES LTD         NOTE 2.875% 3/1  03760XAB7  8,565   10,000,000  SH            SOLE             10,000,000    0    0

APEX SILVER MINES LTD         NOTE 4.000% 9/1  03760XAD3 13,636   15,000,000  SH            SOLE             15,000,000    0    0

AVENTINE RENEWABLE ENERGY     COM              05356X403  3,743      175,000  SH            SOLE                175,000    0    0

BARNES GROUP INC              NOTE 3.750% 8/0  067806AB5  2,662    2,500,000  SH            SOLE              2,500,000    0    0

CELL THERAPEUTICS INC         NOTE 4.000% 7/0  150934AF4  1,300    2,000,000  SH            SOLE              2,000,000    0    0

CELL THERAPEUTICS INC         NOTE 5.750% 6/1  150934AC1    700    1,000,000  SH            SOLE              1,000,000    0    0

CELL THERAPEUTICS INC         NOTE 7.500% 4/3  150934AK3  3,446    4,000,000  SH            SOLE              4,000,000    0    0

CELL THERAPEUTICS INC         NOTE 5.750% 6/1  150934AD9  8,884   11,000,000  SH            SOLE             11,000,000    0    0

CHARTER COMMUNICATIONS INC D  CL A             16117M107  1,140      750,000  SH            SOLE                750,000    0    0

CITADEL BROADCASTING CORP     NOTE 1.875% 2/1  17285TAB2  8,175   10,000,000  SH            SOLE             10,000,000    0    0

COMBINATORX INC               COM              20010A103     83       13,306  SH            SOLE                 13,306    0    0

CTS CORP                      NOTE 2.125% 5/0  126501AC9  8,413    8,000,000  SH            SOLE              8,000,000    0    0

DOV PHARMACEUTICAL INC        NOTE 2.500% 1/1  259858AB4  1,080    2,000,000  SH            SOLE              2,000,000    0    0

EXPRESSJET HOLDINGS INC       NOTE 4.250% 8/0  30218UAB4 14,257   15,500,000  SH            SOLE             15,500,000    0    0

FORD MTR CO CAP TR II         PFD TR CV6.5%    345395206 93,113    2,779,500  SH            SOLE              2,779,500    0    0

GATEWAY INC                   NOTE 1.500% 12/3 367626AB4  8,430   10,000,000  SH            SOLE             10,000,000    0    0

GENERAL MTRS CORP             DEB SR CV C 33   370442717 68,858    3,000,000  SH            SOLE              3,000,000    0    0

GENERAL MTRS CORP             DEB SR CONV B    370442733  9,985      500,000  SH            SOLE                500,000    0    0

HUNTSMAN CORP                 PFD MND CV 5%    447011206  5,013      125,000  SH            SOLE                125,000    0    0

HUTCHINSON TECHNOLOGY INC     NOTE 3.250% 1/1  448407AF3  9,291   10,500,000  SH            SOLE             10,500,000    0    0

ICOS CORP                     NOTE 2.000% 7/0  449295AB0  4,280    5,000,000  SH           SOLE               5,000,000    0    0

INHALE THERAPEUTIC SYS INC    NOTE 3.500% 10/1 457191AH7  7,464    7,735,000  SH           SOLE               7,735,000    0    0

L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7  5,100    5,000,000  SH           SOLE               5,000,000    0    0

LEVEL 3 COMMUNICATIONS INC    NOTE 10.000% 5/0 52729NBE9 12,461    7,000,000  SH           SOLE               7,000,000    0    0

LIONS GATE ENTMNT CORP        NOTE 3.625% 3/1  535919AG9  5,887    6,100,000  SH           SOLE               6,100,000    0    0

LITHIA MTRS INC               NOTE 2.875% 5/0  536797AB9 10,122   10,985,000  SH           SOLE              10,985,000    0    0

LORAL SPACE & COMMUNICATNS L  COM              543881106  5,083      193,141  SH           SOLE                 193,141    0    0

OSCIENT PHARMACEUTICALS CORP  COM              68812R105    629      611,115  SH           SOLE                 611,115    0    0

PHARMACEUTICAL RES INC        NOTE 2.875% 9/3  717125AC2  3,220    3,500,000  SH           SOLE               3,500,000    0    0

PLAYBOY ENTERPRISES INC       NOTE 3.000% 3/1  728117AB8 13,388   15,000,000  SH           SOLE              15,000,000    0    0

QUANTUM CORP                  NOTE 4.375% 8/0  747906AE5  5,694    6,500,000  SH           SOLE               6,500,000    0    0

U S G CORP                    COM NEW          903293405 15,116      321,352  SH           SOLE                 321,352    0    0

UAL CORP                      COM NEW          902549807    268       10,084  SH           SOLE                  10,084    0    0

UNITED AUTO GROUP INC         3.500% 4/0       909440AH2  1,737    1,500,000  SH           SOLE               1,500,000    0    0

VALERO ENERGY CORP NEW        COM              91913Y100  4,890       95,000  SH           SOLE                  95,000    0    0

WATSON PHARMACEUTICALS INC    DBCV 1.750% 3/1  942683AC7 12,388   13,500,000  SH           SOLE              13,500,000    0    0

WILLBROS GROUP INC            NOTE 2.750% 3/1  969199AC2  4,830    5,335,000  SH           SOLE               5,335,000    0    0

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